Dividends	6 Months Ended
Sep. 30, 2016
Dividends

8. Dividends

The following table shows dividends on preferred stock and common stock during the six months ended September 30, 2015 and 2016:

September 30, 2015	Cash dividends
Class of stock	Per share	In aggregate
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	10	2,131
Common stock	4	98,453

Total		100,584

September 30, 2016	Cash dividends
Class of stock	Per share	In aggregate
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	10	989
Common stock	3.75	93,839

Total		94,828